Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current taxes
Current taxes	$ (1,084)	$ (494)
Uncertain tax positions	22	4
Change in estimate relating to prior periods	11	8
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(216)	(120)
Change in estimate relating to prior periods	(11)	(7)
Recognition and utilization of loss carryforwards	85	29
Previously unrecognized tax benefits	0	3
Total income taxes	$ (1,193)	$ (577)